SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Sep. 30, 2021
Share-based Payment Arrangement [Abstract]
SUMMARY OF STOCK OPTION

The following table summarizes the Company’s stock option activities:

	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Fair Value
Outstanding, September 30, 2020	-	-	-	-
Granted	36,000	$0.01	-	$179,640
Forfeited	-	-	-	-
Exercised	-	-	-	-
Outstanding, September 30, 2021	36,000	$0.01	0.75	$179,640
Exercisable, September 30, 2021	9,000	$0.01	0.75	$44,910